Legg Mason & Co., LLC
100 Light Street
Baltimore, MD  21202
410 o 539 o 0000




                                                     August 5, 2008


Via Edgar


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Light Street Trust, Inc.
                  1933 Act File No. 333-61525
                  1940 Act File No. 811-08943


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from those filed in Post-Effective Amendment No. 19, which was filed electronically on July 29, 2008.

                                                     Very truly yours,

                                                 /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

RMW:jar